Retirement Benefit Plans Part 2 (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Plans with accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation					$ 12,597	$ 2,616
Fair value of plan assets					9,562	0
Plans with projected benefit obligation in excess of plan assets
Projected benefit obligation					12,794	2,616
Fair value of plan assets					9,562	0
Changes in Accumulated Other Comprehensive Loss:
Total recognized in other comprehensive loss (income)	$ (379)	$ (23)	$ (541)	$ (61)	2,248	$ (4,121)	$ 5,382
Pension Benefits
Change in fair value of plan assets and net accrued liabilities:
Employer contributions	145		410
Amounts that will be amortized from accumulated other comprehensive income (loss) in next fiscal year
Net actuarial loss					111
Prior service cost					$ 0
U.S. Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans
Number of participants in U.S. Pension Plan					351
Number of active employees participating in U.S. Pension Plan					61
Expected future employer contributions in the next fiscal year					$ 0
Weighted-average assumptions used to determine benefit obligation
Discount rate					3.92%	4.08%
Rate of compensation increase					3.00%	3.00%
Weighted-average assumptions used to determine net periodic benefit costs
Discount rate					4.08%	3.76%	4.63%
Expected long-term rate of return on plan assets					5.20%	5.20%	5.70%
Rate of compensation increase					3.00%	3.00%	3.00%
Accumulated benefit obligations
Accumulated benefit obligations					$ 40,961	$ 41,537
Change in benefit obligation:
Benefit obligation at beginning of year			40,961	41,774	41,774	47,027
Service cost	0	88	0	265	354	480	$ 493
Interest cost	373	414	1,153	1,244	1,659	1,711	1,964
Plan participants' contributions					0	0
Actuarial loss (gain)					690	(3,352)
Foreign exchange	0	0	0	0	0	0
Benefits paid					(3,516)	(1,944)
Settlement					0	(2,148)
Benefit obligation at end of year					40,961	41,774	47,027
Change in fair value of plan assets and net accrued liabilities:
Fair value of plan assets at beginning of year			46,389	47,201	47,201	51,885
Actual return on plan assets					2,457	(933)
Employer contributions					247	341
Plan participants' contributions					0	0
Foreign exchange					0	0
Benefits paid					(3,516)	(1,944)
Settlement					0	(2,148)
Fair value of plan assets at end of year					46,389	47,201	51,885
Funded status at end of year					5,428	5,427
Amounts recognized in the Consolidated Balance Sheets consist of:
Noncurrent Other Assets					7,087	7,173
Current Liabilities					(239)	(243)
Long-Term Liabilities					(1,420)	(1,503)
Net accrued asset (liability)					5,428	5,427
Amounts recognized in Accumulated Other Comprehensive Loss consist of:
Prior service cost					0	(42)
Net actuarial loss					(5,720)	(5,127)
Accumulated Other Comprehensive Loss					(5,720)	(5,169)
Components of the net periodic benefit (credit) cost
Service cost	0	88	0	265	354	480	493
Interest cost	373	414	1,153	1,244	1,659	1,711	1,964
Expected return on plan assets	(581)	(599)	(1,752)	(1,799)	(2,400)	(2,613)	(2,683)
Amortization of net actuarial loss	12	13	33	30	41	835	147
Amortization of prior service cost (credit)	0	10	0	31	41	42	43
Foreign currency					0	0	0
Curtailment charge					0	25	0
Settlement credit			205	0	0	225	356
Net periodic benefit (credit) cost	(196)	(74)	(361)	(229)	(305)	705	320
Changes in Accumulated Other Comprehensive Loss:
Net actuarial loss (gain)					633	195	4,353
Amortization of prior service (cost) credit					(41)	(67)	(43)
Amortization of net actuarial loss					(41)	(1,060)	(503)
Total recognized in other comprehensive loss (income)					551	(932)	3,807
Total recognized in net periodic cost and other comprehensive loss (income)					246	$ (227)	$ 4,127
Expected future benefit payments
2017					2,289
2018					2,436
2019					2,422
2020					2,499
2021					2,567
2022 to 2026					13,130
Total					$ 25,343
U.S. Pension Plan | Debt Securities
Defined Benefit Plans and Other Postretirement Benefit Plans
Target allocation of investments					70.00%
U.S. Pension Plan | Equity Securities
Defined Benefit Plans and Other Postretirement Benefit Plans
Target allocation of investments					30.00%
U.S. Nonqualified Plan
Defined Benefit Plans and Other Postretirement Benefit Plans
Expected future employer contributions in the next fiscal year					$ 238
Non-U.S. Pension Benefits
Weighted-average assumptions used to determine benefit obligation
Discount rate					2.64%	3.59%
Rate of compensation increase					3.50%	3.50%
Weighted-average assumptions used to determine net periodic benefit costs
Discount rate					3.59%	3.38%	4.33%
Expected long-term rate of return on plan assets					4.60%	4.40%	5.60%
Rate of compensation increase					3.50%	3.50%	4.50%
Change in benefit obligation:
Benefit obligation at beginning of year			11,136	10,883	$ 10,883	$ 12,014
Service cost	124	32	172	104	103	153	$ 155
Interest cost	96	96	315	304	358	396	476
Plan participants' contributions					14	20
Actuarial loss (gain)					1,939	(718)
Foreign exchange	135	(57)	364	(33)	1,852	681
Benefits paid					(309)	(301)
Settlement					0	0
Benefit obligation at end of year					11,136	10,883	12,014
Change in fair value of plan assets and net accrued liabilities:
Fair value of plan assets at beginning of year			9,562	10,691	10,691	9,989
Actual return on plan assets					673	1,232
Employer contributions					303	333
Plan participants' contributions					14	20
Foreign exchange					(1,810)	(582)
Benefits paid					(309)	(301)
Settlement					0	0
Fair value of plan assets at end of year					9,562	10,691	9,989
Funded status at end of year					(1,574)	(192)
Amounts recognized in the Consolidated Balance Sheets consist of:
Noncurrent Other Assets					0	678
Current Liabilities					(30)	(33)
Long-Term Liabilities					(1,544)	(837)
Net accrued asset (liability)					(1,574)	(192)
Amounts recognized in Accumulated Other Comprehensive Loss consist of:
Prior service cost					0	0
Net actuarial loss					(1,802)	(111)
Accumulated Other Comprehensive Loss					(1,802)	(111)
Components of the net periodic benefit (credit) cost
Service cost	124	32	172	104	103	153	155
Interest cost	96	96	315	304	358	396	476
Expected return on plan assets	(101)	(89)	(298)	(283)	(452)	(433)	(539)
Amortization of net actuarial loss	0	0	0	0	27	54	9
Amortization of prior service cost (credit)	50	29	146	93	0	0	0
Foreign currency					97	(35)	(61)
Curtailment charge					0	0	0
Settlement credit			0	0	0	0	0
Net periodic benefit (credit) cost	304	11	699	185	133	135	40
Changes in Accumulated Other Comprehensive Loss:
Net actuarial loss (gain)					1,718	(1,517)	987
Amortization of prior service (cost) credit					0	0	0
Amortization of net actuarial loss					(27)	(54)	(9)
Total recognized in other comprehensive loss (income)					1,691	(1,571)	978
Total recognized in net periodic cost and other comprehensive loss (income)					1,824	(1,436)	$ 1,018
Expected future benefit payments
2017					215
2018					221
2019					228
2020					235
2021					243
2022 to 2026					1,344
Total					2,486
U.K. Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans
Expected future employer contributions in the next fiscal year					185
Accumulated benefit obligations
Accumulated benefit obligations					10,067	9,720
German Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans
Expected future employer contributions in the next fiscal year					30
Accumulated benefit obligations
Accumulated benefit obligations					871	$ 870
Postretirement Medical Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
Expected future employer contributions in the next fiscal year					$ 828
Weighted-average assumptions used to determine benefit obligation
Discount rate					3.58%	3.70%
Rate of compensation increase					0.00%	0.00%
Weighted-average assumptions used to determine net periodic benefit costs
Discount rate					3.70%	3.39%	4.10%
Expected long-term rate of return on plan assets					0.00%	0.00%	0.00%
Rate of compensation increase					0.00%	0.00%	0.00%
Assumed healthcare cost trend rates
Healthcare cost trend rate assumption for the next year					6.56%	6.76%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)					5.00%	5.00%
Year that the rate reaches the ultimate trend rate					2031	2031
Effect of one-percentage-point change in assumed healthcare cost trends
Effect of one-percentage-point decrease on total of service and interest cost components					$ (35)
Effect of one-percentage-point increase on total of service and interest cost components					39
Effect of one-percentage-point decrease on postretirement benefit obligation					(751)
Effect of one-percentage-point increase on postretirement benefit obligation					850
Change in benefit obligation:
Benefit obligation at beginning of year			10,540	11,144	11,144	$ 13,292
Service cost	6	25	46	73	76	96	$ 128
Interest cost	91	99	272	298	396	393	497
Plan participants' contributions					0	0
Actuarial loss (gain)					6	(1,618)
Foreign exchange	0	0	0	0	0	0
Benefits paid					(1,082)	(1,019)
Settlement					0	0
Benefit obligation at end of year					10,540	11,144	13,292
Change in fair value of plan assets and net accrued liabilities:
Fair value of plan assets at beginning of year			0	0	0	0
Actual return on plan assets					0	0
Employer contributions	198		493		1,082	1,019
Plan participants' contributions					0	0
Foreign exchange					0	0
Benefits paid					(1,082)	(1,019)
Settlement					0	0
Fair value of plan assets at end of year					0	0	0
Funded status at end of year					(10,540)	(11,144)
Amounts recognized in the Consolidated Balance Sheets consist of:
Noncurrent Other Assets					0	0
Current Liabilities					(828)	(835)
Long-Term Liabilities					(9,712)	(10,309)
Net accrued asset (liability)					(10,540)	(11,144)
Amounts recognized in Accumulated Other Comprehensive Loss consist of:
Prior service cost					0	0
Net actuarial loss					(566)	(560)
Accumulated Other Comprehensive Loss					(566)	(560)
Components of the net periodic benefit (credit) cost
Service cost	6	25	46	73	76	96	128
Interest cost	91	99	272	298	396	393	497
Expected return on plan assets	0	0	0	0	0	0	0
Amortization of net actuarial loss	0	0	0	0	0	0	0
Amortization of prior service cost (credit)	0	0	0	0	0	0	(6)
Foreign currency					0	0	0
Curtailment charge					0	0	0
Settlement credit			0	0	0	0	0
Net periodic benefit (credit) cost	$ 97	$ 124	$ 318	$ 371	472	489	619
Changes in Accumulated Other Comprehensive Loss:
Net actuarial loss (gain)					6	(1,618)	591
Amortization of prior service (cost) credit					0	0	6
Amortization of net actuarial loss					0	0	0
Total recognized in other comprehensive loss (income)					6	(1,618)	597
Total recognized in net periodic cost and other comprehensive loss (income)					478	$ (1,129)	$ 1,216
Expected future benefit payments
2017					828
2018					887
2019					924
2020					979
2021					882
2022 to 2026					4,141
Total					8,641
Amounts that will be amortized from accumulated other comprehensive income (loss) in next fiscal year
Net actuarial loss					0
Prior service cost					$ 0